Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Accrued interest receivable	$ 59,489	$ 60,561
Allowance for doubtful loan receivables	1,217,710	670,019
Allowance on doubtful accounts	119,373
Accrued expenses	15,572	14,635
Net operating loss carrying forward	458,427	41,412
Less: valuation allowance	(1,401,891)	(786,627)
Deferred tax assets, net	468,680
Deferred tax liabilities
Timing difference on revenue recognition	(1,055,711)
Recognition of intangible assets arising from business combination	(1,148,545)
Deferred tax liabilities, net	$ (1,735,576)